Income Taxes - Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Current income tax expense
Federal					$ 1,443,960
Total current income tax expense					1,443,960
Deferred income tax expense
Federal					(2,353)
Total deferred income tax expense					(2,353)
Total income tax expense (benefit)	$ (32,143)	$ 449,295	$ 218,352	$ 727,551	$ 1,441,607